ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER PAYABLES [Abstract]
Accrued Expenses and Other Payables
	December 31,
	2018	2017

Subcontractors accruals	$1,096	$468
Legal and consulting accruals	479	201
Other	257	-

	$1,832	$669